4. Business Combination (Details - Pro Forma Info) - HereLab [Member]	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Gross profit	$ 2,368
Net loss	$ (499,775)
net loss per share, basic and diluted | $ / shares	$ (0.02)